SEWARD & KISSEL LLP
                               901 K Street, N.W.
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                             August 28, 2012

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549

        Re:  AllianceBernstein Discovery Growth Fund, Inc.
             (formerly, AllianceBernstein Small/Mid Cap Growth Fund, Inc.) File Nos. 2-10768 and 811-00204
             --------------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 149 under the Securities Act of 1933 and Amendment No. 153 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Small/Mid Cap Growth Fund, Inc. (the "Fund"). We are making this filing for the sole purpose of changing the name of the Fund to AllianceBernstein Discovery Growth Fund, Inc.

      Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 149. In addition, the Fund is being filed as part of a joint prospectus. None of the other AllianceBernstein Funds included in the joint prospectus are being filed under Rule 485(a) in this filing and do not constitute a part of Post-Effective Amendment No. 149.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                             Sincerely,

                                             /s/ Joanne Skerrett
                                             --------------------
                                                 Joanne Skerrett

Attachment
cc:  Kathleen K. Clarke


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